INVENTORIES	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
INVENTORIES [Text Block]

6.  INVENTORIES

	December 31,	December 31,
	2023	2022

Warehouse inventory	$12,885	$9,682
Stockpile inventory	3,279	2,389
Finished goods inventory	9,491	6,138
Work in process inventory	1,603	975
	$27,258	$19,184

The warehouse inventory balance at December 31, 2023 includes a provision created in the prior year ended December 31, 2022 of $1,179 at the Guanacevi mine and $1,038 at the Bolañitos mine.